Segment Reporting - Elimination (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customers
Revenue from external customers	$ 837,999,000	$ 426,409,000	$ 356,128,000
Oncology/Immunology segment
Revenue from External Customers
Revenue from external customers	528,616,000	163,844,000	119,610,000
Intersegment elimination | Oncology/Immunology segment | R&D
Revenue from External Customers
Revenue from external customers	$ 36,370,000	$ 55,433,000	$ 46,891,000